Note 18 - Intangible assets - Goodwill - Breakdown by CGU and Changes of the year - Reconciliation Of Changes In Goodwill (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United States [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	€ 3,846,000,000	€ 4,837,000,000	€ 5,503,000,000
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill		0	0	€ 0
Increase Decrease Through Net Exchange Differences Goodwill		98,000,000	229,000,000	(666,247,092.212063)
Impairment Loss Recognised In Profit Or Loss Goodwill		(1,318,000,000)	0	0
Additional Recognition Goodwill		0	0	0
Goodwill At The End Of The Period		5,066,000,000	4,837,000,000	5,503,000,000
Turkey [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	346,000,000	509,000,000	624,000,000
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill		0	0	0
Increase Decrease Through Net Exchange Differences Goodwill		(36,000,000)	(127,000,000)	(115,165,263.097841)
Impairment Loss Recognised In Profit Or Loss Goodwill		0	0	0
Additional Recognition Goodwill		0	0	0
Goodwill At The End Of The Period		382,000,000	509,000,000	624,000,000
Mexico [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	550,000,000	493,000,000	523,000,000
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill		0	0	23,650,000
Increase Decrease Through Net Exchange Differences Goodwill		31,000,000	26,000,000	(43,866,617.197272)
Impairment Loss Recognised In Profit Or Loss Goodwill		0	0	0
Additional Recognition Goodwill		0	0	(9,911,999.99999998)
Goodwill At The End Of The Period		519,000,000	493,000,000	523,000,000
Colombia [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	164,000,000	168,000,000	191,000,000
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill		0	0	0
Increase Decrease Through Net Exchange Differences Goodwill		3,000,000	(7,000,000)	(22,331,100.6206111)
Impairment Loss Recognised In Profit Or Loss Goodwill		0	0	0
Additional Recognition Goodwill		0	0	0
Goodwill At The End Of The Period		161,000,000	168,000,000	191,000,000
Chile [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	27,000,000	32,000,000	68,000,000
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill		0	0	0
Increase Decrease Through Net Exchange Differences Goodwill		(2,000,000)	(3,000,000)	(3,117,694.13969568)
Impairment Loss Recognised In Profit Or Loss Goodwill		0	0	0
Additional Recognition Goodwill		0	0	(33,359,000)
Goodwill At The End Of The Period		29,000,000	32,000,000	68,000,000
Rest [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	22,000,000	23,000,000	28,000,000
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill		0	0	0
Increase Decrease Through Net Exchange Differences Goodwill		(1,000,000)	0	(688,120.933380764)
Impairment Loss Recognised In Profit Or Loss Goodwill		0	0	(4,178,000)
Additional Recognition Goodwill		0	0	0
Goodwill At The End Of The Period		23,000,000	23,000,000	28,000,000
Total Member
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	€ 4,955,000,000	6,062,000,000	6,937,000,000
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill		0	0	23,650,000
Increase Decrease Through Net Exchange Differences Goodwill		93,000,000	118,000,000	(851,415,888.200864)
Impairment Loss Recognised In Profit Or Loss Goodwill		(1,318,000,000)	0	(4,178,000)
Additional Recognition Goodwill		0	0	(43,271,000)
Goodwill At The End Of The Period		€ 6,180,000,000	€ 6,062,000,000	€ 6,937,000,000